PROPERTY, PLANT AND EQUIPMENT - Cost, Depreciation, Net Carrying Amount (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,198		$ 11,780	$ 11,143
Right-of-use assets	1,736		0
Total	13,934	$ 13,261	11,780
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,666		31,402	29,645
Right-of-use assets	1,911
Total	34,577
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(20,468)		(19,622)	(18,502)
Right-of-use assets	(175)
Total	(20,643)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	721		697	693
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,182		1,125	1,090
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(461)		(428)	(397)
Cable and wireless network
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,964		7,474	7,046
Cable and wireless network | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,778		21,024	20,252
Cable and wireless network | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,814)		(13,550)	(13,206)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,154		2,209	2,189
Computer equipment and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,903		5,514	4,996
Computer equipment and software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,749)		(3,305)	(2,807)
Customer premise equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	576		629	475
Customer premise equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,963		1,908	1,565
Customer premise equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,387)		(1,279)	(1,090)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315		289	276
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	596		539	496
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(281)		(250)	(220)
Equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	468		482	464
Equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,244		1,292	1,246
Equipment and vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (776)		$ (810)	$ (782)